Unusual or Infrequent Items Impacting Quarterly Results (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Extraordinary and Unusual Items [Abstract]
Real estate tax refund receivable	$ 2,311,000	$ 0
Gain on termination of sale contract	1,039,000		0
Environmental remediation	1,771,000
Increase in Transportation segment's insurance and losses	1,204,000
Book gain on exchange of property		$ 4,968,000